OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Schedule of composition of non-financial assets

	Balance
	Current			Non-current
Other non-financial assets	12.31.2021	12.31.2020		12.31.2021		12.31.2020
	ThCh$	ThCh$		ThCh$		ThCh$
Prepaid expenses	7,860,112	7,932,770		1,254,775		527,110
Tax credit remainder (1)	2,022,493	234,124	(a)	52,746,937	(a)	76,262,417
Guaranty deposit	—	286		—		—
Judicial deposits	—	—		15,259,876		11,492,642
Others (2)	4,836,499	5,207,201		1,600,028		1,960,503
Total	14,719,104	13,374,381		70,861,616		90,242,672
(1)	(a) In November 2006, Rio de Janeiro Refrescos Ltda. ("RJR") filed a court order No. 0021799-23.2006.4.02.5101 seeking recognition of the right to exclude ICMS (Tax on Commerce and Services) from the PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) calculation base, as well as recognition of the right to obtain reimbursement of amounts unduly collected since November 14, 2001, duly restated using the Selic interest rate. On May 20, 2019, the ruling favoring RJR became final, allowing the recovery of amounts overpaid from November 14, 2001 to August 2017. It is worth noting that in September 2017, RJR had already obtained a Security Mandate, which granted it the right to exclude, from that date, the ICMS from the PIS and COFINS calculation base.